Other Income (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Income [Abstract]
Summary of Other Income
	For the year ended March 31
Particulars	2016	2017	2018
Claim received from vendor	24	—	—
Excess provision written back	—	93	96
Income on license acquired	886	—	—
Others	104	270	339
Total	1,014	363	435